Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for First PEO	Compensation Actually Paid to First PEO (1)	Summary Compensation Table Total for Second PEO	Compensation Actually Paid to Second PEO(1)	Average Summary Compensation Table Total for Non-PEO NEO	Average Compensation Actually Paid to Non-PEO NEO(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Income(4)
2023	$953,146	$941,496	$—	$—	$498,756	$493,864	$121.82	$16
2022	$1,490,307	$1,500,382	$1,443,365	$1,443,365	$437,169	$438,206	$122.59	$13
2021	$—	$—	$2,376,459	$1,752,309	$140,000	$140,000	$136.41	$26

Non-PEO NEO Average Total Compensation Amount		$ 498,756	$ 437,169	$ 140,000
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 493,864	438,206	140,000
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid and Net Income
Total Shareholder Return Amount	[2]	$ 121.82	122.59	136.41
Net Income (Loss) Attributable to Parent	[3]	16	13	26
First PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		953,146	1,490,307
PEO Actually Paid Compensation Amount	[4]	941,496	1,500,382
First PEO | Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]		(400,000)
First PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	(11,650)	410,075
First PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,951)	417,274
First PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
First PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,699)	(7,199)
First PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
First PEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Second PEO
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,443,365	2,376,459
PEO Actually Paid Compensation Amount	[4]		1,443,365	1,752,309
Second PEO | Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]			(807,924)
Second PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]			183,774
Second PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(130,000)
Second PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Second PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				313,774
Second PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Second PEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		(75,000)
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	(4,892)	76,037
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(711)	76,037
Non-PEO NEO [Member] | Average Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year Over Year Average Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,181)
Non-PEO NEO [Member] | Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The amounts reported represent the average “compensation actually paid” to the NEOs other than our PEO as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:
[2]	Total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[3]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
[4]	The amounts reported represent the “compensation actually paid” to our PEOs, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid.
[5]	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
[6]	The equity award adjustments for each fiscal year include the following: (i) the addition (or subtraction, if applicable) of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of the amount reported in the “Total” column of the Summary Compensation Table for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
[7]	The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
[8]	The equity award adjustments for each fiscal year include the amounts noted in footnote 1(a). The amounts deducted or added in calculating the equity award adjustments are as follows: